Financial Instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	R$ 14,587,102	R$ 13,009,596
Financial liabilities	26,302,110	R$ 23,349,153
Baseline [Member]
Disclosure of financial assets [line items]
Financial assets	6,096,162
Financial liabilities	(22,577,457)
Baseline [Member] | High CDI [Member] | Loans And Financing Banco Do Brasil [Member]
Disclosure of financial assets [line items]
Financial liabilities	(751,784)
Baseline [Member] | High TJLP [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(718,767)
Baseline [Member] | High TJLP [Member] | Promissory Notes Banco Do Brasil Distribution Of Funds From BNDES [Member]
Disclosure of financial assets [line items]
Financial liabilities	(53,967)
Baseline [Member] | High TJLP [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(65,631)
Baseline [Member] | High IPCA [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(395,665)
Baseline [Member] | High IPCA [Member] | Promissory Notes Banco Do Nordeste [Member]
Disclosure of financial assets [line items]
Financial liabilities	(1,467,281)
Baseline [Member] | High IPCA [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(5,915,935)
Baseline [Member] | High IPCA [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(276,393)
Baseline [Member] | No risk [Member] | Promissory Notes Other [Member]
Disclosure of financial assets [line items]
Financial liabilities	(1,916)
Baseline [Member] | High CDI/Selic [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(10,907,182)
Baseline [Member] | High Selic [Member] | Sectorial Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	(883,990)
Baseline [Member] | High Selic [Member] | ICMS Installment Payment
Disclosure of financial assets [line items]
Financial liabilities	(12,970)
Baseline [Member] | High Selic [Member] | Special Tax Regularization Program – Pert
Disclosure of financial assets [line items]
Financial liabilities	(296,042)
Baseline [Member] | High IGP-M [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(829,934)
Baseline [Member] | Bonds And Securities One [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	691,781
Baseline [Member] | Collaterals And Escrow Accounts [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	9
Baseline [Member] | Accounts Receivable Related To The Concession [Member] | Low IPCA [Member]
Disclosure of financial assets [line items]
Financial assets	4,603,446
Baseline [Member] | Sectorial Financial Assets [Member] | Low Selic [Member]
Disclosure of financial assets [line items]
Financial assets	800,926
Probable [Member]
Disclosure of financial assets [line items]
Financial assets	366,997
Financial liabilities	(2,001,108)
Probable [Member] | High CDI [Member] | Loans And Financing Banco Do Brasil [Member]
Disclosure of financial assets [line items]
Financial liabilities	(92,093)
Probable [Member] | High TJLP [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(62,083)
Probable [Member] | High TJLP [Member] | Promissory Notes Banco Do Brasil Distribution Of Funds From BNDES [Member]
Disclosure of financial assets [line items]
Financial liabilities	(4,661)
Probable [Member] | High TJLP [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(5,669)
Probable [Member] | High IPCA [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(15,827)
Probable [Member] | High IPCA [Member] | Promissory Notes Banco Do Nordeste [Member]
Disclosure of financial assets [line items]
Financial liabilities	(58,691)
Probable [Member] | High IPCA [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(236,637)
Probable [Member] | High IPCA [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(11,056)
Probable [Member] | No risk [Member] | Promissory Notes Other [Member]
Disclosure of financial assets [line items]
Financial liabilities	0
Probable [Member] | High CDI/Selic [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(1,336,130)
Probable [Member] | High Selic [Member] | Sectorial Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	(108,289)
Probable [Member] | High Selic [Member] | ICMS Installment Payment
Disclosure of financial assets [line items]
Financial liabilities	(1,589)
Probable [Member] | High Selic [Member] | Special Tax Regularization Program – Pert
Disclosure of financial assets [line items]
Financial liabilities	(36,265)
Probable [Member] | High IGP-M [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(32,118)
Probable [Member] | Bonds And Securities One [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	84,744
Probable [Member] | Collaterals And Escrow Accounts [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	1
Probable [Member] | Accounts Receivable Related To The Concession [Member] | Low IPCA [Member]
Disclosure of financial assets [line items]
Financial assets	184,138
Probable [Member] | Sectorial Financial Assets [Member] | Low Selic [Member]
Disclosure of financial assets [line items]
Financial assets	98,114
Scenario 1 [Member]
Disclosure of financial assets [line items]
Financial assets	275,265
Financial liabilities	(2,501,385)
Scenario 1 [Member] | High CDI [Member] | Loans And Financing Banco Do Brasil [Member]
Disclosure of financial assets [line items]
Financial liabilities	(115,117)
Scenario 1 [Member] | High TJLP [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(77,603)
Scenario 1 [Member] | High TJLP [Member] | Promissory Notes Banco Do Brasil Distribution Of Funds From BNDES [Member]
Disclosure of financial assets [line items]
Financial liabilities	(5,827)
Scenario 1 [Member] | High TJLP [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(7,086)
Scenario 1 [Member] | High IPCA [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(19,783)
Scenario 1 [Member] | High IPCA [Member] | Promissory Notes Banco Do Nordeste [Member]
Disclosure of financial assets [line items]
Financial liabilities	(73,364)
Scenario 1 [Member] | High IPCA [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(295,797)
Scenario 1 [Member] | High IPCA [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(13,820)
Scenario 1 [Member] | No risk [Member] | Promissory Notes Other [Member]
Disclosure of financial assets [line items]
Financial liabilities	0
Scenario 1 [Member] | High CDI/Selic [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(1,670,162)
Scenario 1 [Member] | High Selic [Member] | Sectorial Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	(135,361)
Scenario 1 [Member] | High Selic [Member] | ICMS Installment Payment
Disclosure of financial assets [line items]
Financial liabilities	(1,986)
Scenario 1 [Member] | High Selic [Member] | Special Tax Regularization Program – Pert
Disclosure of financial assets [line items]
Financial liabilities	(45,331)
Scenario 1 [Member] | High IGP-M [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(40,148)
Scenario 1 [Member] | Bonds And Securities One [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	63,576
Scenario 1 [Member] | Collaterals And Escrow Accounts [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	1
Scenario 1 [Member] | Accounts Receivable Related To The Concession [Member] | Low IPCA [Member]
Disclosure of financial assets [line items]
Financial assets	138,103
Scenario 1 [Member] | Sectorial Financial Assets [Member] | Low Selic [Member]
Disclosure of financial assets [line items]
Financial assets	73,585
Scenario 2 [Member]
Disclosure of financial assets [line items]
Financial assets	183,533
Financial liabilities	(3,001,663)
Scenario 2 [Member] | High CDI [Member] | Loans And Financing Banco Do Brasil [Member]
Disclosure of financial assets [line items]
Financial liabilities	(138,140)
Scenario 2 [Member] | High TJLP [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(93,124)
Scenario 2 [Member] | High TJLP [Member] | Promissory Notes Banco Do Brasil Distribution Of Funds From BNDES [Member]
Disclosure of financial assets [line items]
Financial liabilities	(6,992)
Scenario 2 [Member] | High TJLP [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(8,503)
Scenario 2 [Member] | High IPCA [Member] | Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities	(23,740)
Scenario 2 [Member] | High IPCA [Member] | Promissory Notes Banco Do Nordeste [Member]
Disclosure of financial assets [line items]
Financial liabilities	(88,037)
Scenario 2 [Member] | High IPCA [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(354,956)
Scenario 2 [Member] | High IPCA [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(16,584)
Scenario 2 [Member] | No risk [Member] | Promissory Notes Other [Member]
Disclosure of financial assets [line items]
Financial liabilities	0
Scenario 2 [Member] | High CDI/Selic [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	(2,004,195)
Scenario 2 [Member] | High Selic [Member] | Sectorial Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	(162,433)
Scenario 2 [Member] | High Selic [Member] | ICMS Installment Payment
Disclosure of financial assets [line items]
Financial liabilities	(2,383)
Scenario 2 [Member] | High Selic [Member] | Special Tax Regularization Program – Pert
Disclosure of financial assets [line items]
Financial liabilities	(54,398)
Scenario 2 [Member] | High IGP-M [Member] | Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	(48,178)
Scenario 2 [Member] | Bonds And Securities One [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	42,406
Scenario 2 [Member] | Collaterals And Escrow Accounts [Member] | Low CDI/Selic [Member]
Disclosure of financial assets [line items]
Financial assets	1
Scenario 2 [Member] | Accounts Receivable Related To The Concession [Member] | Low IPCA [Member]
Disclosure of financial assets [line items]
Financial assets	92,069
Scenario 2 [Member] | Sectorial Financial Assets [Member] | Low Selic [Member]
Disclosure of financial assets [line items]
Financial assets	R$ 49,057